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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [_]; Amendment Number: _____

This Amendment (Check only one.):      [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     United States Steel and Carnegie Pension Fund, Inc.
Address:  350 Park Avenue - 17th Floor
          New York, NY 10022-6022

13F File Number: 28-677

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report:

Name:   William Donovan
Title:  President
Phone:  212-826-8420

Signature, Place, and Date of Signing:


/s/ William Donovan    New York, NY    February 10, 2012
--------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[_] 13F NOTICE.
[_] 13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                             FORM 13F SUMMARY PAGE

Report Summary:

No Other Managers

Form 13F Information Table Entry Total: 56

Form 13F Information Table Value Total: $5,289,651

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             FORM 13F, LIST OF SECURITIES PURSUANT TO SECTION 13(F)
                      OF THE SECURITY EXCHANGE ACT OF 1934

                                                                              SHARES OR   SHARES      SHARES
                                                                 MARKET VALUE PRINCIPAL    SOLE    SOLE VOTING
NAME OF ISSUER                       TITLE OF CLASS CUSIP NUMBER   (x$1000)     AMOUNT  DISCRETION  AUTHORITY
------------------------------------ -------------- ------------ ------------ --------- ---------- -----------
ABB Ltd-Spon ADR                                      000375204        53,481 2,840,207  2,840,207   2,840,207
Abbott Laboratories                                   002824100       133,085 2,366,800  2,366,800   2,366,800
Ametek Inc                                            031100100        75,991 1,805,000  1,805,000   1,805,000
Amgen Inc                                             031162100       105,007 1,635,366  1,635,366   1,635,366
Amphenol Corp                                         032095101        77,206 1,700,950  1,700,950   1,700,950
BB&T Corp                                             054937107        45,163 1,794,300  1,794,300   1,794,300
Bank of New York Mellon Corp                          064058100        58,529 2,939,696  2,939,696   2,939,696
Boeing Co                                             097023105        66,143   901,746    901,746     901,746
Broadridge Financial Solutions                        11133T103        75,734 3,358,485  3,358,485   3,358,485
Caterpillar                                           149123101        74,292   820,000    820,000     820,000
Coca Cola Co                                          191216100        73,308 1,047,700  1,047,700   1,047,700
Comcast Corp Cl A Special Non-Voting                  20030N200       103,511 4,393,500  4,393,500   4,393,500
Disney Walt Co                                        254687106        94,225 2,512,670  2,512,670   2,512,670
Discovery Communications C                            25470F302        45,033 1,194,500  1,194,500   1,194,500
Direct TV - Class A                                   25490A101        48,856 1,142,572  1,142,572   1,142,572
Dover Corp                                            260003108        59,211 1,020,000  1,020,000   1,020,000
DuPont  E.I. de Nemours                               263534109        51,274 1,120,000  1,120,000   1,120,000
Exxon Mobil Corp                                      30231G102       208,557 2,460,558  2,460,558   2,460,558
General Electric Co                                   369604103        93,165 5,201,824  5,201,824   5,201,824
Glaxosmithkline Spnsrd ADR                            37733W105        62,029 1,359,400  1,359,400   1,359,400
Google Inc                                            38259P508        55,870    86,500     86,500      86,500
Hansen Natural Corp                                   411310105        30,967   336,089    336,089     336,089
Hewlett-Packard Co                                    428236103        56,498 2,193,250  2,193,250   2,193,250
Intel Corp                                            458140100        82,620 3,407,003  3,407,003   3,407,003
International Business Machs                          459200101        92,313   502,028    502,028     502,028
International Paper Co                                460146103        93,770 3,167,900  3,167,900   3,167,900
Johnson & Johnson                                     478160104       150,093 2,288,700  2,288,700   2,288,700
Liberty Media Co Series A                             530322106        45,741   586,052    586,052     586,052
Liberty Global Inc                                    530555101        74,426 1,813,938  1,813,938   1,813,938
Liberty Interactive Corp Series A                     53071M104       109,495 6,752,704  6,752,704   6,752,704
Mccormick & Co Inc Com Non Vtg                        579780206        79,989 1,586,460  1,586,460   1,586,460
Mcdonald`s Corp                                       580135101        64,665   644,519    644,519     644,519
Merck & Co Inc                                        58933Y105        61,829 1,640,036  1,640,036   1,640,036
Microsoft Corp                                        594918104       157,351 6,061,270  6,061,270   6,061,270
Nike Inc                                              654106103       116,608 1,210,000  1,210,000   1,210,000
Novartis ADR                                          66987V109       116,644 2,040,300  2,040,300   2,040,300
Pepsico Inc                                           713448108        79,896 1,204,166  1,204,166   1,204,166
Pfizer Inc                                            717081103       100,099 4,625,661  4,625,661   4,625,661
Philip Morris                                         718172109       145,227 1,850,496  1,850,496   1,850,496
Praxair                                               74005P104        78,678   736,000    736,000     736,000
Procter & Gamble Co                                   742718109        55,284   828,728    828,728     828,728
Roper Industries Inc                                  776696106        32,576   375,000    375,000     375,000
Royal Dutch Shell Spnsrd ADR                          780259206       183,773 2,514,337  2,514,337   2,514,337
SPDR Trust Series 1                                   78462F103       550,991 4,390,364  4,390,364   4,390,364
Schlumberger Ltd                                      806857108       113,606 1,663,098  1,663,098   1,663,098
Spectra Energy Corp                                   847560109       111,910 3,639,350  3,639,350   3,639,350
Staples Inc                                           855030102        37,586 2,705,971  2,705,971   2,705,971
State Street Corp                                     857477103       112,973 2,802,600  2,802,600   2,802,600
Texas Instruments Inc                                 882508104        30,437 1,045,600  1,045,600   1,045,600
US Bancorp                                            902973304        77,581 2,868,067  2,868,067   2,868,067
UnitedHealth Group Inc                                91324P102       142,913 2,819,900  2,819,900   2,819,900
Valmont Industries                                    920253101        30,415   335,000    335,000     335,000
Wal-Mart Stores Inc                                   931142103        65,859 1,102,053  1,102,053   1,102,053
Walgreen Co                                           931422109       122,405 3,702,500  3,702,500   3,702,500
Weingarten Realty Investors                           948741103       116,449 5,336,801  5,336,801   5,336,801
Wells Fargo & Co                                      949746101       108,315 3,930,160  3,930,160   3,930,160

TOTAL MARKET VALUE - PENSION PLAN SECURITIES                 56     5,289,651
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